Loans and advances to customers	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Loans and advances to customers

9.	Loans and advances to customers

a) Breakdown

The breakdown of the balances under the "Loans and Advances to Customers" line item in the consolidated balance sheets is as follows:

Thousand of Reais	2025	2024
Classification:
Financial assets measured at fair value through profit or loss	6,413,587	4,911,803
Financial assets measured at amortized cost	558,134,969	561,178,111
Comprising:
Loans and advances to customers at amortized cost	595,626,402	594,776,041
Allowance for loan losses due to impairment	(37,491,433)	(33,597,930)
Loans and advances to customers, net	564,548,556	566,089,914
Loans and advances to customers, gross	602,039,989	599,687,844

Thousand of Reais	2025	2024
Type:
Loan operations (1)	582,482,877	573,391,121
Leasing operations	3,601,894	3,343,208
Other receivables (2)	15,955,218	22,953,515
Total	602,039,989	599,687,844

(1) Includes loans, financings, and other forms of credit with credit characteristics.

(2) These operations primarily relate to Foreign Exchange Transactions and Other Receivables with credit granting characteristics.

Note 43-d provides details on the residual maturity periods of financial assets measured at amortized cost. There are no significant loans and advances to customers lacking fixed maturity dates.

b) Detail

The following are the details, by condition and type of credit, borrower segment, and interest rate formula, of the loans and advances to customers, which reflect the Bank's exposure to credit risk in its core activity, gross of impairment losses:

Thousand of Reais	2025	2024
Loan borrower sector:
Commercial, and industrial	246,928,344	241,177,143
Real Estate Credit - Construction	70,157,866	64,820,223
Loans to Individuals	281,358,799	290,347,270
Leasing	3,594,980	3,343,208
Total	602,039,989	599,687,844

Thousand of Reais	2025	2024
Interest Rate Formula:
Fixed interest rate	422,138,647	427,753,814
Floating interest rate	179,901,342	171,934,030
Total	602,039,989	599,687,844

								2025
Borrower Segment by Maturity	Less than 1 year	% of total	Between 1 and 5 years	% of total	More than 5 years	% of total	Total	% of total

Commercial and Industrial	162,251,019	50.41%	78,660,984	39.14%	6,016,340	7.60%	246,928,343	41.02%
Real Estate Credit	6,004,680	1.87%	13,062,231	6.50%	51,090,956	64.54%	70,157,867	11.65%
Loans to Individuals	152,094,746	47.25%	107,265,821	53.37%	21,998,232	27.79%	281,358,799	46.73%
Leasing	1,531,276	0.48%	2,010,021	1.00%	53,683	0.07%	3,594,980	0.60%
Loans and advances to customers, gross	321,881,721	100.00%	200,999,057	100.00%	79,159,211	100.00%	602,039,989	100.00%

								2024
Borrower Segment by Maturity	Less than 1 year	% of total	Between 1 and 5 years	% of total	More than 5 years	% of total	Total	% of total

Commercial and Industrial	161,568,313	50.37%	75,022,533	37.55%	4,586,297	5.79%	241,177,143	40.22%
Real Estate Credit	5,426,403	1.69%	12,241,469	6.13%	47,152,351	59.58%	64,820,223	10.81%
Loans to Individuals	152,201,789	47.45%	110,761,071	55.44%	27,384,410	34.60%	290,347,270	48.42%
Leasing	1,577,662	0.49%	1,743,417	0.87%	22,129	0.03%	3,343,208	0.56%
Loans and advances to customers, gross	320,774,167	100.00%	199,768,490	100.00%	79,145,187	100.00%	599,687,844	100.00%

Thousand of Reais	2025	2024

By Maturity
Under 1 year	321,881,721	320,774,167
From 1 and 5 years	200,999,058	199,768,490
Over 5 years	79,159,210	79,145,187
Loans and advances to customers, gross	602,039,989	599,687,844

By Internal risk classification
Low	411,269,061	443,671,010
Medium-low	135,638,317	105,285,608
Medium	18,147,181	16,421,302
Medium - high	11,600,825	11,575,874
High	25,384,605	22,734,050
Loans and advances to customers, gross	602,039,989	599,687,844

c) Impairment losses

The tables below present the reconciliations of the opening and closing balances of the provision for losses, segmented by financial instrument category. The terms "expected loan losses in 12 months," "expected loan losses over the useful life," and "impairment losses" are clarified in the note on accounting practices.

The changes in provisions for impairment losses in the balances of the item "Financial assets measured at amortized cost" are as follows:

Thousand of Reais				2025
	Stage 1	Stage 2	Stage 3
	Expected loan losses in 12 months	Expected loan losses over the useful life not subject to impairment	Expected loan losses over the useful life subject to impairment	Total
Balance at the beginning of the fiscal year	4,183,653	5,424,192	26,061,062	35,668,907
Impairment losses recognized in profit or loss	527,869	4,717,689	22,246,808	27,492,366
Transfers between stages	646,591	3,857,430	18,838,120	23,342,141
Changes during the period	(118,722)	860,259	3,408,688	4,150,225
Comprising:
Commercial and Industrial	1,532,673	26,131	5,999,012	7,557,816
Real Estate Credit - Construction	(195,394)	28,444	456,924	289,974
Loans to Individuals	(811,317)	4,657,792	15,785,122	19,631,597
Leasing	1,907	5,322	5,751	12,980
Changes by Stage	(805,984)	(3,047,008)	3,852,992	-
Write-off of impaired balances recognized in loss provisions	-	-	(22,502,647)	(22,502,647)
Comprising:
Commercial and Industrial	-	-	(4,949,687)	(4,949,687)
Real Estate Credit - Construction	-	-	(120,837)	(120,837)
Loans to Individuals	-	-	(17,428,285)	(17,428,285)
Leasing	-	-	(3,838)	(3,838)
Foreign Exchange Fluctuation	12,867	6,431	16,255	35,553
Balance at the end of the fiscal year	3,881,814	7,082,727	29,729,641	40,694,182
Comprising:
Loans and advances to Customers	3,610,101	6,685,874	27,195,458	37,491,433
Loans and other receivables from credit institutions (Note 5)	926	-	-	926
Provision for debt instruments (Note 6)	270,787	396,853	2,534,183	3,201,823
Recoveries of previously written-off loans	-	-	1,415,408	1,415,409
Comprising:
Commercial and Industrial	-	-	520,446	520,446
Real Estate Credit - Construction	-	-	90,756	90,756
Loans to Individuals	-	-	801,882	801,882
Leasing	-	-	2,325	2,325
Discount Granted	-	-	(3,462,905)	(3,462,905)

Thousand of Reais				2024
	Stage 1	Stage 2	Stage 3
	Expected loan losses in 12 months	Expected loan losses over the useful life not subject to impairment	Expected loan losses over the useful life subject to impairment	Total
Balance at the beginning of the fiscal year	3,551,060	5,809,160	25,791,851	35,152,071
Impairment losses recognized in profit or loss	3,596,815	4,407,546	17,969,153	25,973,514
Transfers between stages	(1,090,735)	2,055,390	17,064,748	18,029,403
Changes during the period	4,687,550	2,352,156	904,405	7,944,111
Comprising:
Commercial and Industrial	325,319	810,188	4,894,190	6,029,697
Real Estate Credit - Construction	(153,110)	135,523	265,825	248,238
Loans to Individuals	3,423,858	3,460,624	12,796,319	19,680,801
Leasing	747	1,210	12,821	14,778
Changes by Stage	(2,941,647)	(4,780,338)	7,721,985	-
Write-off of impaired balances recognized in loss provisions	-	-	(25,401,779)	(25,401,779)
Comprising:
Commercial and Industrial	-	-	(7,447,925)	(7,447,925)
Real Estate Credit - Construction	-	-	(76,697)	(76,697)
Loans to Individuals	-	-	(17,875,232)	(17,875,232)
Leasing	-	-	(1,925)	(1,925)
Foreign Exchange Fluctuation	(22,575)	(12,176)	(20,148)	(54,899)
Balance at the end of the fiscal year	4,183,653	5,424,192	26,061,062	35,668,907
Comprising:
Loans and advances to Customers	4,047,725	5,369,369	24,180,836	33,597,930
Loans and other receivables from credit institutions (Note 5)	1,421	-	-	1,421
Provision for debt instruments (Note 6)	134,507	54,823	1,880,226	2,069,556
Recoveries of previously written-off loans	-	-	993,906	993,906
Comprising:
Commercial and Industrial	-	-	49,838	49,838
Real Estate Credit - Construction	-	-	396,276	396,276
Loans to Individuals	-	-	542,986	542,986
Leasing	-	-	4,806	4,806
Discount Granted	-	-	(3,504,422)	(3,504,422)

Thousand of Reais	2025	2024
Balance at the beginning of the fiscal year	35,668,907	35,152,071
Impairment losses recognized in profit or loss	27,492,366	25,973,514
Comprising:
Commercial and Industrial	7,557,815	6,029,697
Real Estate Credit - Construction	289,974	248,238
Loans to Individuals	19,631,597	19,680,801
Leasing	12,980	14,778
Write-off of impaired balances recognized in loss provisions	(22,502,647)	(25,401,779)
Comprising:
Commercial and Industrial	(4,949,687)	(7,447,925)
Real Estate Credit - Construction	(120,837)	(76,697)
Loans to Individuals	(17,428,285)	(17,875,232)
Leasing	(3,838)	(1,925)
Foreign Exchange Fluctuation	35,553	(54,899)
Balance at the end of the fiscal year	40,694,182	35,668,907
Comprising:
Loans and advances to Customers	37,491,433	33,597,930
Loans and other receivables from credit institutions (Note 5)	926	1,421
Provision for debt instruments (Note 6)	3,201,823	2,069,556
Recoveries of previously written-off loans	1,415,409	993,906
Comprising:
Commercial and Industrial	520,446	396,276
Real Estate Credit - Construction	90,756	49,838
Loans to Individuals	801,882	542,986
Leasing	2,325	4,806

Considering the amounts recognized in "Impairment losses recognized in profit or loss," "Recoveries of previously written-off loans," and "Discount Granted," the "Impairment Losses on Financial Assets - Financial Assets Measured at Amortized Cost" totaled on December 31, 2025, R$29,539,862 (2024 – R$28,484,030 and 2023 – R$28,008,086).

Considering the plan to update the impairment provision calculation models, to be implemented during the second half of 2025, the recognized balance of supplementary provision (post model adjustment) is R$ 1,362 million (R$ 749 million, net of taxes) as of December 31, 2025, to meet the update of macroeconomic parameters and other relevant parameters of the Bank's impairment provision calculation models, in accordance with IFRS 9, which resulted in higher provisions, reflecting a more complex economic environment expected.

The balances of the provisions for impairment losses by borrower segment are as follows:

Thousand of Reais	2025	2024
Commercial and industrial	13,121,033	10,512,903
Real estate - Construction	759,020	589,884
Installment loans to individuals	26,784,341	24,545,476
Lease financing	29,788	20,644
Total	40,694,182	35,668,907

d) Impaired assets

The details of the changes in the balance of financial assets classified as "Financial assets measured at amortized cost - Loans and advances to customers" and "Debt Instrument", which are recognized at amortized cost and identified as non-recoverable (as defined in note 1.h) due to credit risk, are as follows:

Thousand of Reais	2025	2024	2023
Balance at the start of the period	42,242,354	39,886,905	39,223,835
Net Additions	30,132,275	30,069,416	30,393,982
Written-off Assets	(23,474,917)	(27,713,967)	(29,730,912)
Balance at the end of the fiscal year	48,899,712	42,242,354	39,886,905

Below are the details of impaired financial assets, classified by maturity date:

Thousand of Reais	2025	2024
With balances not yet due or maturing within 3 Months	26,313,437	23,183,630
With outstanding balances of:
3 to 6 Months	7,290,728	5,591,700
6 to 12 Months	10,988,860	9,564,597
12 to 18 Months	2,843,758	2,018,442
18 to 24 Months	667,280	750,668
More than 24 Months	795,649	1,133,317
Total	48,899,712	42,242,354

Thousand of Reais	2025	2024
By borrower segment:
Commercial and Industrial	17,291,310	13,175,496
Real Estate Credit - Construction	1,808,673	1,736,049
Loans to Individuals	29,779,108	27,283,775
Leasing	20,621	47,034
Total	48,899,712	42,242,354

e) Loans overdue for less than 90 days and not classified as impaired on the specified dates

Thousand of Reais	2025	% of total loans overdue for less than 90 days	2024	% of total loans overdue for less than 90 days
Commercial, Financial and Industrial	7,238,755	24.71%	7,439,903	25.97%
Real Estate Credit - Construction	6,693,601	22.85%	6,046,747	21.11%
Installment Loans to Individuals	15,331,081	52.34%	15,123,824	52.79%
Financial Leasing	30,247	0.10%	37,325	0.13%
Total (1)	29,293,684	100.00%	28,647,799	100.00%
(1)	Refers exclusively to loans between 1 and 90 days.

f) Leasing

Breakdown by maturity

Gross investment in lease transactions

Thousand of Reais	2025	2024
Overdue	17,221	8,581
Due:
Within 1 year	224,459	1,456,825
In 1 to 5 years	3,052,723	2,294,813
In over 5 years	306,293	26,684
Total	3,600,696	3,786,903

g) Transfer of financial assets with retention of risks and benefits

On December 31, 2025, the balance recorded in "Loans and Advances to Customers" pertaining to assigned operations was R$16,768 (2024 - R$21,024 ).

The assignment transaction was executed with a joint obligation clause, mandating compulsory repurchase in the following circumstances:

-	contracts in default for a period exceeding 90 consecutive days;
-	contracts subject to renegotiation;
-	contracts subject to portability, in accordance with Resolution No. 3,401 of Brazil's National Monetary Council ("CMN");
-	contracts subject to intervention.